UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 3/31/03

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT IV, LLC
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-04005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-0360

Signature, Place and Date of signing:

   Pamela K. Hagenah    Menlo Park, California     May 1, 2003
   [Signature]          [City, State]              [Date]

Report type (Check only one.):

[X]               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             2

Form 13F Information Table Value Total:                       $8,434
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

NONE

                                    FORM 13F
         NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT IV, LLC
                                  as of 3/31/03


      ITEM 1               ITEM 2       ITEM 3     ITEM 4     ITEM 5         ITEM 6-INV. DISC. ITEM 7             ITEM 8
                                                                           -------------------                   ---------
                                                   VALUE     SHARES/        SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT        PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- ----------- --------       ---  ----  ------- --------  --------  ------   ----
------------------------------------------------------------------------------------------------------------------------------------
DRUGSTORE COM INC      COMM STK         262241102   8,238    2,151,028     SH         SOLE              2,151,028  0       0
HOMESTORE COM INC      COMM STK         437852106     196      349,532     SH         SOLE                349,532  0       0

GRAND TOTAL                                        $8,434